Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Expenses [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Operations:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Williams Partners
Loss on sale of Canadian operations (Note 3)	$34	$—	$—
Amortization of regulatory assets associated with asset retirement obligations	33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	25	20	14
Project development costs related to Constitution (Note 4)	28	—	—
Net foreign currency exchange (gains) losses (1)	10	(10)	(3)
Contingency gain settlement (2)	—	—	(154)
Net gain related to partial acreage dedication release	—	—	(12)
Gain on asset retirement	(11)	—	—
Loss related to sale of certain assets	—	—	10
Other
Loss on sale of Canadian operations (Note 3)	32	—	—
Gain on sale of unused pipe	(10)	—	—

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(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 3 – Divestiture).

(2)
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which was recognized as a gain in the fourth quarter of 2014.